Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Trade accounts and notes receivable [member]
Statement [LineItems]
Notes and Accounts Receivable, Net
14.	NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$121,605.0	$125,025.6
Less: Loss allowance	(471.8)	(7.3)

	121,133.2	125,018.3
At FVTOCI	—	3,595.1

	$121,133.2	$128,613.4

The Company signed a contract with the bank to sell certain accounts receivable without recourse and transaction cost required. These accounts receivable are classified as at FVTOCI because they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

2017

In principle, the payment term granted to customers is due 30 days from the invoice date or 30 days from the end of the month of when the invoice is issued. The allowance for doubtful receivables is assessed by reference to the collectability of receivables by performing the account aging analysis, historical experience and current financial condition of customers.

Except for those impaired, for the rest of the notes and accounts receivable, the account aging analysis at the end of the reporting period is summarized in the following table. There was no impairment concern for the accounts receivable that were past due without recognizing a specific allowance for doubtful receivables since there was no significant change in the credit quality of its customers after the assessment and the Company has obtained guarantee against certain receivables.

Aging analysis of notes and accounts receivable, net

December 31, 2017
NT$
(In Millions)
Neither past due nor impaired	$105,295.2
Past due but not impaired
Past due within 30 days	13,984.1
Past due 31-60 days	929.7
Past due 61-120 days	582.8
Past due over 121 days	341.4

$121,133.2

Movements of the allowance for doubtful receivables

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2017	$1.8	$478.3	$480.1
Reversal/Write-off	(1.8)	(6.3)	(8.1)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance at December 31, 2017	$—	$471.8	$471.8

2018

In principle, the payment term granted to customers is due 30 days from the invoice date or 30 days from the end of the month when the invoice is issued. Aside from recognizing impairment losses on credit-impaired accounts receivable, the Company recognizes loss allowance based on the expected credit loss ratio of customers by different risk levels. Such risk levels are determined with factors of historical loss ratios and customers’ financial conditions, competitiveness and business outlook. For accounts receivable past due over 90 days without collaterals or guarantees, the Company recognizes loss allowance at full amount.

Aging analysis of notes and accounts receivable, net

December 31, 2018
NT$
(In Millions)
Not past due	$113,126.5
Past due
Past due within 30 days	15,006.5
Past due 31-60 days	472.8
Past due 61-120 days	4.6
Past due over 121 days	3.0

$128,613.4

Movements of the loss allowance for accounts receivable

NT$
(In Millions)
Balance at January 1, 2018 (IAS 39)	$471.8
Effect of retrospective application of IFRS 9	(244.8)

Balance at January 1, 2018 (IFRS 9)	227.0
Provision (Reversal)	(219.7)

Balance at December 31, 2018	$7.3

For the year ended December 31, 2018, the decrease in loss allowance was mainly due to the variations from accounts receivable balance of different risk levels.